Capital (Tables)	12 Months Ended
Dec. 31, 2010
Capital (Tables) [Abstract]
Risk-based capital ratios for JPMorgan Chase and its significant banking subsidiaries

								Well-		Minimum
	JPMorgan Chase & Co.(e)			JPMorgan Chase Bank, N.A.(e)		Chase Bank USA, N.A.(e)		capitalized		capital
December 31, (in millions, except ratios)	2010		2009	2010	2009	2010	2009	ratios(g)		ratios(g)

Regulatory capital
Tier 1(a)	$142,450		$132,971	$91,764	$96,372	$12,966	$15,534
Total	182,216		177,073	130,444	136,646	16,659	19,198

Assets
Risk-weighted(b)(c)	1,174,978	(f)	1,198,006	965,897	1,011,995	116,992	114,693
Adjusted average(d)	2,024,515	(f)	1,933,767	1,611,486	1,609,081	117,368	74,087

Capital ratios
Tier 1(a)	12.1%	(f)	11.1%	9.5%	9.5%	11.1%	13.5%	6.0%		4.0%
Total	15.5		14.8	13.5	13.5	14.2	16.7	10.0		8.0
Tier 1 leverage	7.0		6.9	5.7	6.0	11.0	21.0	5.0	(h)	3.0	(i)

(a)	At December 31, 2010, for JPMorgan Chase and JPMorgan Chase Bank, N.A., trust preferred capital debt securities were $19.8 billion and $600 million, respectively. If these securities were excluded from the calculation at December 31, 2010, Tier 1 capital would be $122.7 billion and $91.2 billion, respectively, and the Tier 1 capital ratio would be 10.4% and 9.4%, respectively. At December 31, 2010, Chase Bank USA, N.A. had no trust preferred capital debt securities.

(b)	Risk-weighted assets consist of on– and off–balance sheet assets that are assigned to one of several broad risk categories and weighted by factors representing their risk and potential for default. On–balance sheet assets are risk-weighted based on the perceived credit risk associated with the obligor or counterparty, the nature of any collateral, and the guarantor, if any. Off–balance sheet assets such as lending-related commitments, guarantees, derivatives and other applicable off–balance sheet positions are risk-weighted by multiplying the contractual amount by the appropriate credit conversion factor to determine the on–balance sheet credit-equivalent amount, which is then risk-weighted based on the same factors used for on–balance sheet assets. Risk-weighted assets also incorporate a measure for the market risk related to applicable trading assets–debt and equity instruments, and foreign exchange and commodity derivatives. The resulting risk-weighted values for each of the risk categories are then aggregated to determine total risk-weighted assets.

(c)	Includes off–balance sheet risk-weighted assets at December 31, 2010, of $282.9 billion, $274.2 billion and $31 million, and at December 31, 2009, of $367.4 billion, $312.3 billion and $49.9 billion, for JPMorgan Chase, JPMorgan Chase Bank, N.A. and Chase Bank USA, N.A., respectively.

(d)	Adjusted average assets, for purposes of calculating the leverage ratio, include total quarterly average assets adjusted for unrealized gains/(losses) on securities, less deductions for disallowed goodwill and other intangible assets, investments in certain subsidiaries, and the total adjusted carrying value of nonfinancial equity investments that are subject to deductions from Tier 1 capital.

(e)	Asset and capital amounts for JPMorgan Chase’s banking subsidiaries reflect intercompany transactions; whereas the respective amounts for JPMorgan Chase reflect the elimination of intercompany transactions.

(f)	Effective January 1, 2010, the Firm adopted new guidance that amended the accounting for the consolidation of VIEs, which resulted in a decrease in the Tier 1 capital ratio of 34 basis points. See Note 16 on pages 244–259 of this Annual Report for further information.

(g)	As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

(h)	Represents requirements for banking subsidiaries pursuant to regulations issued under the FDIC Improvement Act. There is no Tier 1 leverage component in the definition of a well-capitalized bank holding company.

(i)	The minimum Tier 1 leverage ratio for bank holding companies and banks is 3% or 4%, depending on factors specified in regulations issued by the Federal Reserve and OCC.

Note:	Rating agencies allow measures of capital to be adjusted upward for deferred tax liabilities, which have resulted from both nontaxable business combinations and from tax-deductible goodwill. The Firm had deferred tax liabilities resulting from nontaxable business combinations totaling $647 million and $812 million at December 31, 2010 and 2009, respectively; and deferred tax liabilities resulting from tax-deductible goodwill of $1.9 billion and $1.7 billion at December 31, 2010 and 2009, respectively.

Reconciliation of the Firm's total stockholders' equity to Tier 1 capital and Total qualifying capital

December 31, (in millions)	2010	2009

Tier 1 capital
Total stockholders’ equity	$176,106	$165,365
Effect of certain items in accumulated other comprehensive income/(loss) excluded from Tier 1 capital	(748)	75
Qualifying hybrid securities and noncontrolling interests(a)	19,887	19,535
Less: Goodwill(b)	46,915	46,630
Fair value DVA on derivative and structured note liabilities related to the Firm’s credit quality	1,261	912
Investments in certain subsidiaries and other	1,032	802
Other intangible assets(b)	3,587	3,660

Total Tier 1 capital	142,450	132,971

Tier 2 capital
Long-term debt and other instruments qualifying as Tier 2	25,018	28,977
Qualifying allowance for credit losses	14,959	15,296
Adjustment for investments in certain subsidiaries and other	(211)	(171)

Total Tier 2 capital	39,766	44,102

Total qualifying capital	$182,216	$177,073

(a)	Primarily includes trust preferred capital debt securities of certain business trusts.

(b)	Goodwill and other intangible assets are net of any associated deferred tax liabilities.